Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (1,253)	$ 791
Experience adjustments	(5)	2
Return on plan assets (excluding interest based on discount rate)	(1,614)	(793)
Change in asset ceiling (excluding interest income)	5
Total remeasurements of employee benefit plans	(2,867)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	(6)	(14)
Changes in financial assumptions	(177)	62
Experience adjustments	3	40
Total remeasurements of employee benefit plans	$ (180)	$ 88